LEASES	12 Months Ended
Dec. 31, 2023
LEASES [Abstract]
LEASES
NOTE 5 - LEASES
As of December 31, 2023, minimum commitments under the Company leases, were as follows:

(in thousands)	December 31, 2023	December 31, 2022
Next year	$193.5	$201.3
Year 2-5	217.1	397.5
	$410.6	$598.8